INCOME TAXES - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 05, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Income tax rate		25.00%	25.00%	25.00%
Income tax reconciliation percentage of tax holiday exemption		7.05%	10.99%	4.74%
Valuation allowances		¥ 16,070	¥ 73,189	¥ 68,932
Tax loss carry-forward		¥ 49,996
Tax loss carry-forward, limitations on use		The Group operates its business through its subsidiaries and VIEs. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group.
Dividend withholding tax		¥ 40,115
Remaining undistributed earnings		1,819,023
Unrecognized tax benefits		0	240,319	211,064
Unrecognized tax benefits, interest expense or penalty		0	¥ 0	0
Expiring between 2026 to 2028
Income Taxes [Line Items]
Tax loss carry-forward		¥ 60,961
Shanghai Chuangzhen Software Co., Ltd.
Income Taxes [Line Items]
Income tax reconciliation tax holiday exemption amount				¥ 0	¥ 0
Income tax holiday exemption period				3 years	3 years
Income tax reconciliation percentage of tax holiday exemption				50.00%	50.00%
Hong Kong
Income Taxes [Line Items]
Income tax rate		25.00%
Preferential tax rate		15.00%	15.00%
Hong Kong | Geerong Yunke Information Technology Co., Ltd
Income Taxes [Line Items]
Preferential tax rate		15.00%
Hong Kong | Geerong Yunke Information Technology Co., Ltd | Minimum
Income Taxes [Line Items]
Entitled preferential income tax rate year		2022
Hong Kong | Geerong Yunke Information Technology Co., Ltd | Maximum
Income Taxes [Line Items]
Entitled preferential income tax rate year		2024
Hong Kong | Jiayin Shuke Information Technology Co., Ltd
Income Taxes [Line Items]
Preferential tax rate		15.00%
Hong Kong | Jiayin Shuke Information Technology Co., Ltd | Minimum
Income Taxes [Line Items]
Entitled preferential income tax rate year		2022
Hong Kong | Jiayin Shuke Information Technology Co., Ltd | Maximum
Income Taxes [Line Items]
Entitled preferential income tax rate year		2024
Hong Kong
Income Taxes [Line Items]
Effective income tax rate till two million		8.25%
Effective income tax rate above two million		16.50%
Mexico
Income Taxes [Line Items]
Income tax rate	30.00%
Indonesia
Income Taxes [Line Items]
Percentage of CIT rate		25
Percentage of Corporate Income Tax adjust		22	22	20
Nigeria
Income Taxes [Line Items]
Percentage of corporate income tax rate for large company		30